GCAT Depositor VI LLC ABS-15G

Exhibit 99.13

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
GCAT2026NQM30359			Prepayment Penalty Calculation	5%, 4%, 3%, 2%, 1%	----
GCAT2026NQM30362			Property Type	Single Family Attached	Single Family Detached